VARIABLE INTEREST ENTITIES - Narrative (Details) - 8.25% Senior Notes Due 2025	Dec. 31, 2018	Aug. 31, 2018	Aug. 13, 2018
Variable Interest Entity [Line Items]
Stated interest rate (as percent)	8.25%
Senior Notes
Variable Interest Entity [Line Items]
Stated interest rate (as percent)	8.25%	8.25%	8.25%